Shareholder Report, Line Graph (Details) 1014036_Franklin FTSE China ETF_Single Class_TSR Annual {Single Class} - USD ($)										12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Nov. 02, 2017	Mar. 31, 2026
Franklin FTSE China ETF
Account Value [Line Items]
Line Graph and Table Measure Name										Franklin FTSE China ETF (NAV)
Accumulated Value	$ 9,883	$ 7,095	$ 8,626	$ 9,145	$ 13,376	$ 9,246	$ 9,798	$ 10,417	$ 10,000	$ 10,466
FTSE China Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										FTSE China Index-NR
Accumulated Value	9,916	7,114	8,619	9,140	13,350	9,199	9,727	10,378	10,000	$ 10,526
FTSE China Capped Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										FTSE China Capped Index-NR
Accumulated Value	$ 9,984	$ 7,153	$ 8,678	$ 9,203	$ 13,442	$ 9,262	$ 9,794	$ 10,394	$ 10,000	$ 10,599